UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Weinstein
Title: Executive Vice President
Phone: 212-867-9090

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein       New York, New York              November 12, 2010
------------------------       ------------------              -----------------
      [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $732,979
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.

SHENKMAN CAPITAL MANAGEMENT, INC.                     13F SECURITIES HOLDINGS                                          As of 9/30/10


                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
A D C TELECOMMUNICATIONS      FRNT 6/1         000886AB7    9,047    9,075,000   PRN        Sole              9,075,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AE1    24,517   24,640,000  PRN        Sole              24,640,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7    1,283    1,258,000   PRN        Sole              1,258,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1    29,681   30,095,000  PRN        Sole              30,095,000
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2    5,757    5,675,000   PRN        Sole              5,675,000
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0  018581AD0    2,874    2,790,000   PRN        Sole              2,790,000
ARVINMERITOR INC              NOTE 4.625% 3/0  043353AF8    11,035   10,435,000  PRN        Sole              10,435,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2    5,444    5,380,000   PRN        Sole              5,380,000
BECKMAN COULTER INC           NOTE 2.500%12/1  075811AD1    5,043    4,950,000   PRN        Sole              4,950,000
BLACKBOARD INC                NOTE 3.250% 7/0  091935AA4    2,749    2,735,000   PRN        Sole              2,735,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7    5,867    6,510,000   PRN        Sole              6,510,000
CACI INTL INC                 NOTE 2.125% 5/0  127190AD8    527      500,000     PRN        Sole              500,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5    22,438   24,095,000  PRN        Sole              24,095,000
CASELLA WASTE SYS INC         CL A             147448104    3,549    845,000     SH         Sole              845,000
CHESAPEAKE ENERGY CORP        NOTE 2.750%11/1  165167BW6    6,959    7,325,000   PRN        Sole              7,325,000
COVANTA HLDG CORP             DBCV 1.000% 2/0  22282EAA0    25,852   26,685,000  PRN        Sole              26,685,000
ENERSYS                       NOTE 3.375% 6/0  29275YAA0    7,039    6,980,000   PRN        Sole              6,980,000
EQUINIX INC                   NOTE 2.500% 4/1  29444UAF3    4,907    4,565,000   PRN        Sole              4,565,000
EURONET WORLDWIDE INC         NOTE 3.500%10/1  298736AF6    1,723    1,750,000   PRN        Sole              1,750,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0    8,952    9,995,000   PRN        Sole              9,995,000
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1  398905AE9    11,985   14,735,000  PRN        Sole              14,735,000

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
                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
HEALTH CARE REIT INC          NOTE 3.000%12/0  42217KAR7    4,958    4,610,000   PRN        Sole              4,610,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9    47,565   51,145,000  PRN        Sole              51,145,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6    12,698   14,460,000  PRN        Sole              14,460,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3    29,492   30,365,000  PRN        Sole              30,365,000
INTERPUBLIC GROUP COS INC     NOTE 4.250% 3/1  460690BA7    20,834   19,220,000  PRN        Sole              19,220,000
INVITROGEN CORP               NOTE 3.250% 6/1  46185RAM2    1,171    1,050,000   PRN        Sole              1,050,000
L=1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1  50212AAB2    30,942   31,000,000  PRN        Sole              31,000,000
L=3 COMMUNICATIONS CORP       DEBT 3.000% 8/0  502413AW7    3,689    3,665,000   PRN        Sole              3,665,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5    36,547   38,395,000  PRN        Sole              38,395,000
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250%12/1  52729NBF6    9,774    9,755,000   PRN        Sole              9,755,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3   530718AF2    17,534   15,895,000  PRN        Sole              15,895,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2    33,371   33,495,000  PRN        Sole              33,495,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AH0    69,399   76,154,000  PRN        Sole              76,154,000
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8    1,101    1,100,000   PRN        Sole              1,100,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6    2,736    3,065,000   PRN        Sole              3,065,000
MOLSON COORS BREWING CO       NOTE 2.500% 7/3  60871RAA8    1,114    1,000,000   PRN        Sole              1,000,000
MYLAN INC                     NOTE 1.250% 3/1  628530AG2    10,274   9,890,000   PRN        Sole              9,890,000
PANTRY INC                    NOTE 3.000%11/1  698657AL7    16,151   16,845,000  PRN        Sole              16,845,000
PENN VA CORP                  NOTE 4.500%11/1  707882AA4    18,685   19,115,000  PRN        Sole              19,115,000
PROLOGIS                      NOTE 2.250% 4/0  743410AQ5    1,379    1,425,000   PRN        Sole              1,425,000
PROLOGIS                      NOTE 3.250% 3/1  743410AY8    2,670    2,690,000   PRN        Sole              2,690,000
RAYONIER TRS HLDGS INC        NOTE 3.750%10/1  75508AAB2    2,185    2,000,000   PRN        Sole              2,000,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5    19,715   21,386,000  PRN        Sole              21,386,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0  78388JAN6    20,826   18,595,000  PRN        Sole              18,595,000

                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
SESI L L C                    NOTE 1.500%12/1  78412FAH7    6,559    6,750,000   PRN        Sole              6,750,000
SIRIUS SATELLITE RADIO INC    NOTE 3.250%10/1  82966UAD5    14,683   14,775,000  PRN        Sole              14,775,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5    5,427    5,150,000   PRN        Sole              5,150,000
STEEL DYNAMICS INC            NOTE 5.125% 6/1  858119AP5    283      250,000     PRN        Sole              250,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8    13,146   13,920,000  PRN        Sole              13,920,000
SYMANTEC CORP                 NOTE 0.750% 6/1  871503AD0    3,577    3,500,000   PRN        Sole              3,500,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5    1,366    1,170,000   PRN        Sole              1,170,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6    60,805   67,655,000  PRN        Sole              67,655,000
UNISOURCE ENERGY CORP         NOTE 4.500% 3/0  909205AB2    1,003    1,000,000   PRN        Sole              1,000,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0  909440AH2    14,092   13,875,000  PRN        Sole              13,875,000

                                            TOTAL (x$1,000) 732,979